Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Patient service revenue, net	$ 1,375,685	$ 1,514,376	$ 5,764,186	$ 4,743,811
Medicare shared savings revenue			2,419,312	767,744
Subscription, consulting and event revenue	84,218	87,655	296,432	432,977
Product revenue	146,969	182,663	718,062	188,588
Total revenue	1,606,872	1,784,694	9,197,992	6,133,120
Operating Expenses and Costs
Practice salaries and benefits	718,073	663,937	3,114,991	2,581,481
Other practice operating expenses	562,651	730,784	2,349,279	2,149,118
Medicare shared savings expenses	227,729	211,507	2,413,205	1,017,494
Cost of product revenue	160,811	168,596	606,521	146,461
Selling, general and administrative expenses	1,335,140	1,366,137	4,929,668	3,063,029
Depreciation and amortization	203,890	211,658	827,696	247,366
Total Operating Expenses and Costs	3,208,294	3,352,619	14,241,360	9,204,949
Loss from operations	(1,601,422)	(1,567,925)	(5,043,368)	(3,071,829)
Other Income (Expenses)
Loss on sales of marketable securities				(282,107)
Gain (loss) on extinguishment of debt		(5,589,994)	(4,957,168)	(1,347,371)
Change in fair value of debt		(19,246)	(19,246)	(381,835)
Amortization of original issue and debt discounts on notes payable and convertible notes				(530,930)
Change in fair value of derivative financial instruments				739,485
Change in fair value of contingent acquisition consideration	438,322	(635,700)	(373,656)	75,952
Loss on settlement of litigation and other dispute				(706,862)
Interest income (expense)	(5,023)	(10,588)	(19,144)	(249,759)
Total other income (expenses)	433,299	(6,255,528)	(5,369,214)	(2,683,427)
Net loss before provision for income taxes	(1,168,123)	(7,823,453)	(10,412,582)	(5,755,256)
Provision for income taxes
Net loss	(1,168,123)	(7,823,453)	(10,412,582)	(5,755,256)
Deemed dividend - amortization of beneficial conversion feature and down round adjustment to warrants	(88,393)	(88,393)	(353,571)	(446,036)
Net loss to common shareholders	$ (1,256,516)	$ (7,911,846)	$ (10,766,153)	$ (6,201,292)
Net loss per share to common shareholders, basic and diluted:
Basic (in Dollars per share)	$ (0.01)	$ (0.04)	$ (0.05)	$ (0.04)
Fully diluted (in Dollars per share)	$ (0.01)	$ (0.04)	$ (0.05)	$ (0.04)
Weighted average number of common shares:
Basic (in Shares)	238,008,478	213,279,052	227,847,181	142,824,870
Fully diluted (in Shares)	238,008,478	213,279,052	227,847,181	142,824,870